Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Summary of depreciation annual rates of estimated useful lives of Property and equipment
%
Minibars and production equipment	10
Computers and electronic equipment	15 – 33
Office furniture and equipment	7

Summary of Exchange rates and the Consumer Price Index ("CPI") in Israel

	December 31,
	2012	2011
New Israeli Shekel (NIS)	$0.268	$0.262
Euro (EU)	$1.318	$1.292
Australian Dollar (AU$)	$1.037	$1.015
Pound Sterling (GBP)	$1.617	$1.542
Consumer Price Index ("CPI"):	122.12	120.38

Summary of Increase (Decrease) in Rate of Exchange and the Consumer Price Index ("CPI") in Israel
Year Ended December 31,
Change in Rate of Exchange and the Consumer Price Index ("CPI"):	2012	2011
NIS	2.3%	(7.1%)
EU	2.0%	(3.2%)
AU$	2.2%	(0.3%)
GBP	4.9%	(0.4%)
Change in subsequent ( "CPI")	1.44%	2.17%